Contingencies (Details) $ in Millions		9 Months Ended	12 Months Ended
	May 02, 2019 lawsuit	Nov. 30, 2020 USD ($) plaintiff	Nov. 30, 2020 USD ($)	Jun. 04, 2020 passenger	May 27, 2020 numberOfCases	Apr. 08, 2020 subsidiary
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit	2
Customer deposits			$ 377
Estimate of reserve funds, per month			60
Estimate of reserve funds, maximum			600
Escrow deposit		$ 166	166
Reserve funds			$ 46
Number of subsidiaries | subsidiary						2
Number of cases consolidated with a new lead plaintiff | numberOfCases					3
Number of passengers, COVID-19 contracted allegations | passenger				2
Minimum
Loss Contingencies [Line Items]
Number of plaintiffs | plaintiff		100